Description of the Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) hour component year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Number of components | component	2
Debt, term	20 years
Period for employee eligibility	30 days
Catch-up contribution eligibility age (in years) | year	50
Employer contribution, matching percentage, percentage of eligible compensation	6.00%
Employer contribution, matching percentage	50.00%
Employer discretionary contribution	$ 0
Employer cash contributions	667,385
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, maximum borrowing in event of federally declared natural disaster, amount	$ 100,000
Employer contribution, vesting service requirement hours | hour	1,000
Employer contribution, incremental vesting percentage	25.00%
Employer contribution vesting percentage	100.00%
Employer contribution vesting service period	4 years
Forfeited nonvested account	$ 29,323	$ 3,012
Forfeited nonvested account, decrease from employer contribution	$ 227,713
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, account, borrowing term	1 year
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, account, borrowing term	5 years
Asset held for investment, participant loan, interest rate	9.50%